Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	7,566,679	7,566,679	8,002,398	8,002,398
Option exercisable, ending balance	7,400,519	7,400,519	7,566,679	7,566,679	8,002,398	8,002,398
Weighted- average exercise price per share, beginning balance	€ 24.78		€ 25.28
Weighted- average exercise price per share, granted	0
Weighted- average exercise price per share, exercised	0
Weighted- average exercise price per share, forfeited or expired	0
Weighted- average exercise price per share, ending balance	€ 24.58		€ 24.78		€ 25.28
Option outstanding, beginning balance	9,159,794	9,159,794	9,486,657	9,486,657
Option outstanding, granted	828,549	828,549	1,031,235	1,031,235
Option outstanding, exercised	0	0	(253,494)	(253,494)
Option outstanding, forfeited or expired	(1,201,079)	(1,201,079)	(1,104,604)	(1,104,604)
Option outstanding, ending balance	8,787,264	8,787,264	9,159,794	9,159,794	9,486,657	9,486,657
Weighted average exercise price per share, beginning balance	€ 23.5		€ 23.97
Weighted average exercise price per share, granted	4.18		18.76
Weighted average exercise price per share, exercised	0		18.49
Weighted average exercise price per share, forfeited or expired	18.85		24.27
Weighted average exercise price per share, ending balance	€ 22.31		€ 23.5		€ 23.97
Remaining Average Useful Life	4.6y	4.6y	5.3y	5.3y	5.9y	5.9y
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	2,789,110	2,789,110	2,347,665	2,347,665
Option exercisable, ending balance	3,396,624	3,396,624	2,789,110	2,789,110	2,347,665	2,347,665
Weighted- average exercise price per share, beginning balance		$ 10.23	€ 10.15
Weighted- average exercise price per share, ending balance		$ 9.94		$ 10.23	€ 10.15
Option outstanding, beginning balance	4,658,405	4,658,405	4,621,173	4,621,173
Option outstanding, granted	1,609,000	1,609,000	774,959	774,959
Option outstanding, exercised			(61,372)	(61,372)
Option outstanding, forfeited or expired	(425,952)	(425,952)	(676,355)	(676,355)
Option outstanding, ending balance	5,841,453	5,841,453	4,658,405	4,658,405	4,621,173	4,621,173
Weighted average exercise price per share, beginning balance | $		$ 9.47		$ 10.3
Weighted average exercise price per share, granted | $		1.12		5.2
Weighted average exercise price per share, exercised | $				3.7
Weighted average exercise price per share, forfeited or expired | $		7.02		10.75
Weighted average exercise price per share, ending balance | $		$ 7.35		$ 9.47		$ 10.3
Remaining Average Useful Life	5.0y	5.0y	5.6y	5.6y	6.2y	6.2y